Consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Share capital [member]	Translation reserve [member]	IAS 19 reserve [member]	Other reserves [member]	Retained earnings [member]	Attributable to Owners of the Company [member]	Attributable to Non-controlling interests [member]
Equity, beginning balance at Dec. 31, 2018	€ 138,181	€ 54,853	€ 5,282	€ 457	€ 11,459	€ 64,496	€ 136,547	€ 1,634
Capital contribution	346							346
Profit/(loss) for the year	(33,680)					(33,370)	(33,370)	(310)
Other comprehensive income/(loss) for the year	(29)		564	(615)			(51)	22
Equity, ending balance at Dec. 31, 2019	104,818	54,853	5,846	(158)	11,459	31,126	103,126	1,692
Dividends distribution	(388)							(388)
Profit/(loss) for the year	(24,906)					(24,678)	(24,678)	(228)
Other comprehensive income/(loss) for the year	(4,160)		(3,892)	(212)			(4,104)	(56)
Equity, ending balance at Dec. 31, 2020	75,364	54,853	1,954	(370)	11,459	6,448	74,344	1,020
Gain on disposal of a Non-controlling interests	1,232				1,088		1,088	144
Dividends distribution	(545)							(545)
Profit/(loss) for the year	4,385					3,585	3,585	800
Other comprehensive income/(loss) for the year	3,410		3,945	(627)			3,318	92
Equity, ending balance at Dec. 31, 2021	€ 83,846	€ 54,853	€ 5,899	€ (997)	€ 12,547	€ 10,033	€ 82,335	€ 1,511